Financial Instrument - Changes in the Value of the Group's Commodity Financial Instruments (Detail) - Copper [member] ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2018 USD ($)
Disclosure of detailed information about financial instruments [line items]
Total exposure	₨ 35,578		₨ 29,543	$ 546
Effect on pre-tax profit/(loss) of a 10% increase in the LME	(3,558)	$ 55	(2,954)
Effect on pre-tax equity of a 10% increase in the LME	₨ 0	$ 0	₨ 0